Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Trade and other receivables [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	€ 6	€ 4
Derecognized receivables	€ 11		€ 0